Goodwill (Tables)	12 Months Ended
Feb. 28, 2022
Goodwill and Intangible Assets Disclosure [Abstract]
Summary of Changes in the Carrying Amount of Goodwill

Changes in the carrying amount of goodwill for the years ended February 28, 2021 and 2022 consisted of the following:

	As of
	February 28, 2021	February 28, 2022
	RMB	RMB	USD
Balance at beginning of the year	35,163	36,967	5,860
Goodwill acquired during the year (Note 3)	1,804	5,340	847
Impairment losses	—	(42,307)	(6,707)
Balance at ending of the year	36,967	—	—